Submission	Jun. 16, 2026
Submission [Line Items]
Central Index Key	0000910612
Registrant Name	CBL & ASSOCIATES PROPERTIES INC
Form Type	S-3
Submission Type	S-3ASR
Fee Exhibit Type	EX-FILING FEES